FORM N-23c-3
NOTIFICATION OF REPURCHASE OFFER
PURSUANT TO RULE 23c-3

1.	Investment Company Act File Number: 811-08050 Date of Notification: March 24, 2006

2.	Exact name of investment company as specified in registration statement:

THE ASIA TIGERS FUND, INC.

3.	Address of principal executive office:

345 Park Avenue New York, NY 10154

4.	Check one of the following:

	A.	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

	B.	The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

	C.	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

BY:		/s/ Prakash Melwani
NAME:		Prakash Melwani
TITLE:		Director and President of the Fund